SHARE-BASED COMPENSATION - Schedule of range of assumptions used in the Monte Carlo simulation, long term incentive plan (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatilities (in percentage)	49.00%	53.46%
Dividend yields (in percentage)	0.00%	0.00%
LTIP | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate (in percentage)	(0.554%)	(0.528%)
LTIP | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate (in percentage)	(0.416%)	(0.551%)
New long term incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatilities (in percentage)	47.00%	54.00%	56.00%
Risk-free interest rate (in percentage)	(0.31%)	(0.24%)	(0.21%)
Dividend yields (in percentage)	0.00%	0.00%	0.00%